Supplemental Share Information - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Share Information Treasury Stock RollForward
Treasury Stock, Shares, Beginning Balance	347,306,778	334,702,932	308,898,462
Reacquired stock	10,209,963	22,602,748	34,072,584
Issuances pursuant to stock options and benefit plans	(8,367,922)	(9,998,902)	(8,268,114)
Treasury Stock, Shares, Ending Balance	349,148,819	347,306,778	334,702,932